Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 1,014,701
Fair Value / Carrying Amount of Asset / (Liability)	$ (31,522)
Weighted-Average Remaining Term (Years)	5 years 2 months 12 days
Fixed Interest Rate	2.80%	2.80%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount	$ 331,933
Fair Value / Carrying Amount of Asset / (Liability)	$ (20,538)
Weighted-Average Remaining Term (Years)	1 year 10 months 2 days
Fixed Interest Rate	3.40%	3.40%
U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (535)
Weighted-Average Remaining Term (Years)	3 months 18 days
Fixed Interest Rate	2.00%	2.00%
U.S. Dollar-denominated interest rate swaption | LIBOR
Derivative [Line Items]
Principal Amount	$ 160,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 15
Weighted-Average Remaining Term (Years)	3 months 18 days
Fixed Interest Rate	3.10%	3.10%
Euro-denominated interest rate swaps
Derivative [Line Items]
Principal Amount | €		€ 197.9
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 233,763
Fair Value / Carrying Amount of Asset / (Liability)	$ (30,813)
Weighted-Average Remaining Term (Years)	3 years 2 months 16 days
Fixed Interest Rate	3.10%	3.10%
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (83,393)